Property, plant and equipment - Net book value of assets under finance leases (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Net book value of assets under finance leases
Recognised finance lease as assets	$ 12.4	$ 4.7
Computer hardware
Net book value of assets under finance leases
Recognised finance lease as assets	5.2	4.6
Furniture and fixtures
Net book value of assets under finance leases
Recognised finance lease as assets	$ 7.2	$ 0.1